CREDIT FACILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short-term bank loans	$ 273,713	$ 473,825
Xiamen Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Maturities	February 2023
Interest rate	6.58%
Collateral/ Guarantee	Guarantee by 14 property rights
Short-term bank loans	$ 273,713	$ 473,825